                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                   Investment Company Act file number 811-3561
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                      CAPITAL APPRECIATION VARIABLE ACCOUNT
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               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
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               (Address of principal executive offices) (Zip code)

                                 Susan S. Newton
                    Massachusetts Financial Services Company
                               500 Boylston Street
                           Boston, Massachusetts 02116
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                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
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                      Date of fiscal year end: December 31
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                    Date of reporting period: March 31, 2007
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ITEM 1. SCHEDULE OF INVESTMENTS.

                                                      COMPASS [graphic omitted]

                                              PROFESSIONALLY MANAGED COMBINATION
                                                        FIXED/VARIABLE ANNUITIES
                                                    FOR PERSONAL INVESTMENTS AND
                                                      QUALIFIED RETIREMENT PLANS

                     QUARTERLY PORTFOLIO HOLDINGS o MARCH 31, 2007

                     Capital Appreciation Variable Account

                                                                       issued by
                                    Sun Life Assurance Company of Canada (U.S.),
                                                    A Wholly Owned Subsidiary of
                                        Sun Life of Canada (U.S.) Holdings, Inc.
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
PORTFOLIO OF INVESTMENTS 3/31/07 (Unaudited)

Capital Appreciation Variable Account

ISSUER                                                                                          SHARES/PAR              VALUE ($)

COMMON STOCKS - 98.7%

AEROSPACE - 3.9%
Boeing Co.                                                                                          18,280         $    1,625,276
Embraer-Empresa Brasileira de Aeronautica S.A., ADR                                                 26,080              1,196,029
Precision Castparts Corp.                                                                           17,400              1,810,470
United Technologies Corp.                                                                           51,870              3,371,550
                                                                                                                   --------------
                                                                                                                   $    8,003,325
                                                                                                                   --------------
APPAREL MANUFACTURERS - 2.3%
Coach, Inc. (a)                                                                                     36,000         $    1,801,800
NIKE, Inc., "B"                                                                                     27,700              2,943,402
                                                                                                                   --------------
                                                                                                                   $    4,745,202
                                                                                                                   --------------
AUTOMOTIVE - 1.0%
Bayerische Motoren Werke AG                                                                          8,400         $      495,490
Harman International Industries, Inc.                                                               15,580              1,496,926
                                                                                                                   --------------
                                                                                                                   $    1,992,416
                                                                                                                   --------------
BIOTECHNOLOGY - 5.2%
Amgen, Inc. (a)                                                                                     55,770         $    3,116,428
Celgene Corp. (a)                                                                                   54,300              2,848,578
Genzyme Corp. (a)                                                                                   60,830              3,651,017
Millipore Corp. (a)                                                                                 16,100              1,166,767
                                                                                                                   --------------
                                                                                                                   $   10,782,790
                                                                                                                   --------------
BROADCASTING - 1.8%
News Corp., "A"                                                                                    109,750         $    2,537,420
Viacom, Inc., "B" (a)                                                                               28,540              1,173,279
                                                                                                                   --------------
                                                                                                                   $    3,710,699
                                                                                                                   --------------
BROKERAGE & ASSET MANAGERS - 3.4%
Charles Schwab Corp.                                                                               129,220         $    2,363,434
Chicago Mercantile Exchange Holdings, Inc., "A"                                                        990                527,135
E*TRADE Financial Corp. (a)                                                                         71,000              1,506,620
Mellon Financial Corp.                                                                              39,470              1,702,736
Merrill Lynch & Co., Inc.                                                                           11,630                949,822
                                                                                                                   --------------
                                                                                                                   $    7,049,747
                                                                                                                   --------------
BUSINESS SERVICES - 5.8%
Amdocs Ltd. (a)                                                                                    101,020         $    3,685,210
Automatic Data Processing, Inc. (w)                                                                 36,960              1,607,760
Broadridge Financial Solutions, Inc. (a)(w)                                                          2,340                 46,098
Fidelity National Information Services, Inc.                                                        23,800              1,081,948
First Data Corp.                                                                                   147,430              3,965,867
Western Union Co.                                                                                   71,540              1,570,303
                                                                                                                   --------------
                                                                                                                   $   11,957,186
                                                                                                                   --------------
CABLE TV - 0.6%
Time Warner Cable, Inc. (a)                                                                         32,600         $    1,221,522
                                                                                                                   --------------
CHEMICALS - 1.0%
Monsanto Co.                                                                                        36,940         $    2,030,222
                                                                                                                   --------------
COMPUTER SOFTWARE - 5.9%
Adobe Systems, Inc. (a)                                                                             91,840         $    3,829,728
Microsoft Corp.                                                                                    152,340              4,245,716
Oracle Corp. (a)                                                                                   231,640              4,199,633
                                                                                                                   --------------
                                                                                                                   $   12,275,077
                                                                                                                   --------------
COMPUTER SOFTWARE - SYSTEMS - 1.3%
Apple Computer, Inc. (a)                                                                            18,650         $    1,732,772
Hewlett-Packard Co.                                                                                 25,910              1,040,027
                                                                                                                   --------------
                                                                                                                   $    2,772,799
                                                                                                                   --------------
CONSUMER GOODS & SERVICES - 4.3%
Colgate-Palmolive Co.                                                                               26,410         $    1,763,924
eBay, Inc. (a)                                                                                      56,290              1,866,014
Monster Worldwide, Inc. (a)                                                                         17,890                847,449
Procter & Gamble Co.                                                                                69,500              4,389,620
                                                                                                                   --------------
                                                                                                                   $    8,867,007
                                                                                                                   --------------
ELECTRICAL EQUIPMENT - 5.5%
General Electric Co.                                                                               185,500         $    6,559,280
Rockwell Automation, Inc.                                                                           45,460              2,721,690
W.W. Grainger, Inc.                                                                                 26,480              2,045,315
                                                                                                                   --------------
                                                                                                                   $   11,326,285
                                                                                                                   --------------
ELECTRONICS - 5.6%
Applied Materials, Inc.                                                                            110,710         $    2,028,207
Intel Corp.                                                                                        262,900              5,029,277
Marvell Technology Group Ltd. (a)                                                                  103,760              1,744,206
Samsung Electronics Co. Ltd., GDR                                                                    4,665              1,419,326
SanDisk Corp. (a)                                                                                   32,630              1,429,194
                                                                                                                   --------------
                                                                                                                   $   11,650,210
                                                                                                                   --------------
FOOD & BEVERAGES - 2.9%
Kraft Foods, Inc.                                                                                    3,850         $      122,084
Nestle S.A.                                                                                          7,034              2,739,336
PepsiCo, Inc.                                                                                       42,480              2,700,029
SYSCO Corp.                                                                                         15,800                534,514
                                                                                                                   --------------
                                                                                                                   $    6,095,963
                                                                                                                   --------------
FOOD & DRUG STORES - 1.5%
CVS Corp.                                                                                           91,569         $    3,126,166
                                                                                                                   --------------

GAMING & LODGING - 1.3%
International Game Technology                                                                       25,930         $    1,047,053
Royal Caribbean Cruises Ltd.                                                                        38,000              1,602,080
                                                                                                                   --------------
                                                                                                                   $    2,649,133
                                                                                                                   --------------
GENERAL MERCHANDISE - 2.1%
Family Dollar Stores, Inc.                                                                          38,460         $    1,139,185
Target Corp.                                                                                        55,050              3,262,263
                                                                                                                   --------------
                                                                                                                   $    4,401,448
                                                                                                                   --------------
HEALTH MAINTENANCE ORGANIZATIONS - 0.8%
UnitedHealth Group, Inc.                                                                            32,440         $    1,718,347
                                                                                                                   --------------
INTERNET - 3.0%
Google, Inc., "A" (a)                                                                                9,420         $    4,315,867
Yahoo!, Inc. (a)                                                                                    63,190              1,977,215
                                                                                                                   --------------
                                                                                                                   $    6,293,082
                                                                                                                   --------------
LEISURE & TOYS - 0.7%
Electronic Arts, Inc. (a)                                                                           16,160         $      813,818
Scientific Games Corp. (a)                                                                          18,100                594,223
                                                                                                                   --------------
                                                                                                                   $    1,408,041
                                                                                                                   --------------
MACHINERY & TOOLS - 1.0%
Deere & Co.                                                                                         18,670         $    2,028,309
                                                                                                                   --------------
MAJOR BANKS - 2.9%
Bank of New York Co., Inc.                                                                          25,900         $    1,050,245
JPMorgan Chase & Co.                                                                                35,390              1,712,168
State Street Corp.                                                                                  48,630              3,148,793
                                                                                                                   --------------
                                                                                                                   $    5,911,206
                                                                                                                   --------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 1.1%
Cardinal Health, Inc.                                                                               22,900         $    1,670,555
Express Scripts, Inc., "A" (a)                                                                       7,700                621,544
                                                                                                                   --------------
                                                                                                                   $    2,292,099
                                                                                                                   --------------
MEDICAL EQUIPMENT - 5.7%
Advanced Medical Optics, Inc. (a)                                                                   58,290         $    2,168,388
Baxter International, Inc.                                                                          43,420              2,286,931
DENTSPLY International, Inc.                                                                        46,480              1,522,220
Medtronic, Inc.                                                                                     83,070              4,075,414
Respironics, Inc. (a)                                                                               14,900                625,651
St. Jude Medical, Inc. (a)                                                                          29,670              1,115,889
                                                                                                                   --------------
                                                                                                                   $   11,794,493
                                                                                                                   --------------
NETWORK & TELECOM - 3.8%
Cisco Systems, Inc. (a)                                                                            146,240         $    3,733,507
Corning, Inc. (a)                                                                                   54,810              1,246,379
Juniper Networks, Inc. (a)                                                                          56,100              1,104,048
QUALCOMM, Inc.                                                                                      43,420              1,852,297
                                                                                                                   --------------
                                                                                                                   $    7,936,231
                                                                                                                   --------------
OIL SERVICES - 3.0%
Noble Corp.                                                                                         31,660         $    2,491,009
Schlumberger Ltd.                                                                                   36,360              2,512,476
Weatherford International Ltd. (a)                                                                  25,820              1,164,482
                                                                                                                   --------------
                                                                                                                   $    6,167,967
                                                                                                                   --------------
OTHER BANKS & DIVERSIFIED FINANCIALS - 2.6%
American Express Co.                                                                                37,470         $    2,113,308
Moody's Corp.                                                                                       19,400              1,203,964
SLM Corp.                                                                                           25,660              1,049,494
UBS AG                                                                                              17,740              1,054,288
                                                                                                                   --------------
                                                                                                                   $    5,421,054
                                                                                                                   --------------
PERSONAL COMPUTERS & PERIPHERALS - 1.7%
EMC Corp. (a)                                                                                      209,580         $    2,902,683
Network Appliance, Inc. (a)                                                                         17,100                624,492
                                                                                                                   --------------
                                                                                                                   $    3,527,175
                                                                                                                   --------------
PHARMACEUTICALS - 8.5%
Allergan, Inc.                                                                                      24,010         $    2,660,788
Eli Lilly & Co.                                                                                     59,420              3,191,448
Johnson & Johnson                                                                                   76,570              4,614,108
Roche Holding AG                                                                                    16,640              2,944,042
Teva Pharmaceutical Industries Ltd., ADR                                                            28,500              1,066,755
Wyeth                                                                                               62,770              3,140,383
                                                                                                                   --------------
                                                                                                                   $   17,617,524
                                                                                                                   --------------
RAILROAD & SHIPPING - 0.5%
Burlington Northern Santa Fe Corp.                                                                  12,810         $    1,030,308
                                                                                                                   --------------
SPECIALTY CHEMICALS - 0.8%
Praxair, Inc.                                                                                       26,300         $    1,655,848
                                                                                                                   --------------
SPECIALTY STORES - 3.7%
Lowe's Cos., Inc.                                                                                   53,570         $    1,686,919
Nordstrom, Inc.                                                                                     13,900                735,866
Staples, Inc.                                                                                       92,170              2,381,673
Urban Outfitters, Inc. (a)                                                                          45,340              1,201,963
Williams-Sonoma, Inc.                                                                               45,740              1,621,940
                                                                                                                   --------------
                                                                                                                   $    7,628,361
                                                                                                                   --------------
TELEPHONE SERVICES - 1.1%
American Tower Corp., "A" (a)                                                                       55,880         $    2,176,526
                                                                                                                   --------------
TOBACCO - 0.6%
Altria Group, Inc. (w)                                                                              19,870         $    1,309,234
                                                                                                                   --------------
TRUCKING - 1.8%
FedEx Corp.                                                                                         14,500         $    1,557,735
United Parcel Service, Inc., "B"                                                                    32,240              2,260,024
                                                                                                                   --------------
                                                                                                                   $    3,817,759
                                                                                                                   --------------
TOTAL COMMON STOCKS                                                                                                $  204,390,761
                                                                                                                   --------------
SHORT-TERM OBLIGATIONS - 0.8%
General Electric Capital Corp., 5.37%, due 4/02/07 (y)                                        $  1,567,000         $    1,566,766
                                                                                                                   --------------
TOTAL INVESTMENTS                                                                                                  $  205,957,527
                                                                                                                   --------------
OTHER ASSETS, LESS LIABILITIES - 0.5%                                                                                   1,009,930
                                                                                                                   --------------
NET ASSETS - 100.0%                                                                                                $  206,967,457
                                                                                                                   --------------

(a) Non-income producing security
(k) As of March 31, 2007, the variable account had one security that was fair valued, aggregating $122,084 and 0.06% of market value, in accordance with the policies adopted by the Board of Trustees.
(w) When-issued security. At 3/31/07, the fund had sufficient cash and/or securities at least equal to the value of the when-issued security.
(y) The rate shown represents an annualized yield at time of purchase.

The following abbreviations are used in this report and are defined:
ADR      American Depository Receipt
GDR      Global Depository Receipt

For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: CAPITAL APPRECIATION VARIABLE ACCOUNT
            -------------------------------------------------------------------

By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President

Date: May 14, 2007
      ------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President (Principal Executive
                          Officer)

Date: May 14, 2007
      ------------


By (Signature and Title)* TRACY ATKINSON
                          ----------------------------------------------------
                          Tracy Atkinson, Treasurer (Principal Financial Officer and Accounting Officer)

Date: May 14, 2007
      ------------


* Print name and title of each signing officer under his or her signature.